SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Segment asset	$ 49,262,838	$ 34,276,858
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Segment asset	33,029,615
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Segment asset	114,900	159,666
Information Service [Member]
Segment Reporting Information [Line Items]
Segment asset	2,507,120	2,646,806
Interactive Toys [Member]
Segment Reporting Information [Line Items]
Segment asset		10,379,754
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Segment asset	13,611,203	11,712,894
Assets Related To Discontinued Operation [Member]
Segment Reporting Information [Line Items]
Segment asset		$ 9,377,738